COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive Income [Abstract]
Net income	$ 1,910	$ 2,768	$ 3,339
Other Comprehensive Income (Loss) Net Of Tax [Abstract]
Currency translation adjustment	632	(844)	(145)
Unrealized gain (loss) on derivative financial instruments	(63)	40	(70)
Unrealized gain (loss) from available-for-sale securities	65	(115)	37
Other	(60)	(23)	(27)
Total Other Comprehensive Income (Loss)	574	(942)	(205)
Total comprehensive income	2,484	1,826	3,134
Comprehensive income (loss) attributable to the non-controlling interests	(51)	6	8
Comprehensive income attributable to Teva	$ 2,535	$ 1,820	$ 3,126